Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, Y, & Z Prospectus - The Dreyfus Sustainable U.S. Equity Fund, Inc.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, Y, & Z Prospectus - The Dreyfus Sustainable U.S. Equity Fund, Inc.		Class A	Class C	Class I	Class Y	Class Z
Management fees	[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none	none
Other expenses (including shareholder services fees)		0.52%	0.53%	0.21%	0.22%	0.29%
Total annual fund operating expenses	[1]	1.12%	1.88%	0.81%	0.82%	0.89%
Fee waiver and/or expense reimbursement	[2]	(0.17%)	(0.18%)	(0.11%)	(0.12%)	(0.13%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.95%	1.70%	0.70%	0.70%	0.76%
[1]	Management fees and Total annual fund operating expenses have been restated from the previous fiscal year to reflect a decrease in the contractual management fee payable by the fund, effective May 1, 2017, from .75% to .60% of the value of the fund's average daily net assets.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until September 29, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after September 29,, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, Y, & Z Prospectus - The Dreyfus Sustainable U.S. Equity Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	895	1,141	1,845
Class C	273	573	999	2,186
Class I	72	248	439	991
Class Y	72	250	443	1,002
Class Z	78	271	480	1,084

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, Y, & Z Prospectus - The Dreyfus Sustainable U.S. Equity Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	895	1,141	1,845
Class C	173	573	999	2,186
Class I	72	248	439	991
Class Y	72	250	443	1,002
Class Z	78	271	480	1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 130.14% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or derivative instruments with similar economic characteristics) of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. Newton Investment Management (North America) Limited (Newton), an affiliate of The Dreyfus Corporation (Dreyfus), sub-adviser for the fund, considers a company to engage in "sustainable business practices" if the company engages in such practices in an economic sense (i.e., the durability of the company's strategy, operations and finances), and takes appropriate account of material externalities caused by or affecting its business. Newton also may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting.

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable ESG issues.

Newton seeks attractively-priced companies (determined using both quantitative and qualitative fundamental analysis) with good products, strong management and strategic direction that have adopted, or are making progress towards, a sustainable business approach. These are companies that Newton believes should benefit from favorable long-term trends. Newton uses an investment process that combines investment themes with fundamental research and analysis to select stocks for the fund's portfolio.

Investment Themes. Part of Newton's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, Newton's global industry analysts and responsible investment team begin their process by considering the context provided by a series of macroeconomic investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. Newton next conducts rigorous fundamental analysis of the competitive position and valuation of potential investments, systematically integrating the consideration of ESG issues through its proprietary ESG quality review, which is designed to ensure that Newton appropriately accounts for any material ESG issues of the company in determining the potential investment's valuation.

Ongoing ESG Monitoring and Engagement. In addition to investing in companies that Newton believes are "sustainable" after applying the fundamental analysis and ESG quality review rating, Newton may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting consistent with Newton's investment and engagement priorities. Newton monitors the fund's entire portfolio for emerging ESG controversies and issues and periodically reviews each company's ESG quality rating. This integrated investment process is intended to ensure that ESG issues are taken into account and that the fund invests in companies with attractive fundamental investment attributes that adopt, or are making progress towards sustainable business practices. The fund will not invest in companies that Newton deems to have material unresolvable ESG issues (i.e., companies with material ESG issues that Newton believes cannot be corrected through ongoing company engagement and active proxy voting).

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Investment approach risk. The fund's investment approach may cause it to perform differently than mutual funds that invest in equity securities of U.S. companies, but that do not integrate consideration of ESG issues when selecting investments. The fund's investment approach that systematically integrates the consideration of ESG issues in the securities selection process may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the fund to do so. The fund will vote proxies in a manner that is consistent with its investment approach, which may not always be consistent with maximizing the performance of the issuer in the short-term.

• Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The fund changed its investment objective and strategy on May 1, 2017. Prior to May 1, 2017, the fund's investment objective was to provide capital growth, with current income as a secondary goal. To pursue these goals, until May 1, 2017, the fund, under normal circumstances, invested in the common stocks of companies that, in the opinion of the fund's management, met traditional investment standards and conducted their business in a manner that contributed to the enhancement of the quality of life in America. To determine whether a company contributed to the enhancement of the quality of life in America, the fund considered the company's record in the areas of (1) protection and improvement of the environment and the proper use of natural resources, (2) occupational health and safety, (3) consumer protection and product purity, and (4) equal employment opportunity. In addition, prior to May 1, 2017, investment decisions for the fund were made by members of the Active Equity Team of Mellon Capital Management Corporation, an affiliate of Dreyfus, who managed the fund as employees of Dreyfus.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q2, 2009: 17.10% Worst Quarter Q4, 2008: -21.30%
The year-to-date total return of the fund's Class Z shares as of June 30, 2017 was 7.61%.
Average Annual Total Returns (as of 12/31/16)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Returns - Class A, C, I, Y, & Z Prospectus - The Dreyfus Sustainable U.S. Equity Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class Z	10.07%	12.54%	6.96%
Class A	3.52%	10.97%	6.07%
Class C	8.08%	11.43%	5.92%
Class I	10.20%	12.65%	7.09%
Class Y	10.07%	12.54%	6.96%	Sep. 30, 2016
After Taxes on Distributions | Class Z	8.71%	10.69%	6.03%
After Taxes on Distributions and Sale of Fund Shares | Class Z	6.78%	9.91%	5.58%
S&P 500® Index reflects no deductions for fees, expenses or taxes	11.94%	14.65%	6.94%